EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS

LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO

ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE

RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION

STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2019

EATON VANCE SHORT DURATION

STRATEGIC INCOME FUND

Supplement to Summary Prospectus

dated March 1, 2019

Class B shares of Eaton Vance Short Duration Strategic Income Fund (the “Fund”) have been converted to Class A shares of the Fund. Effective October 15, 2019, all references to Class B shares of the Fund are removed from the Prospectus and Summary Prospectus.

October 15, 2019	33369 10.15.19